United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust
(formerly, Federated Core Trust)

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/20

Date of Reporting Period: Six months ended 04/30/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2020

Emerging Markets Core Fund

A Portfolio of Federated Hermes Core Trust
(formerly, Federated Core Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2020, the Fund’s issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
China	18.5
Mexico	9.6
Brazil	9.0
Saudi Arabia	6.2
Turkey	4.6
Russia	4.4
United Arab Emirates	3.0
Chile	3.0
Ukraine	2.8
Argentina	2.6
Egypt	2.3
Qatar	2.3
Indonesia	2.2
Colombia	2.0
India	1.9
Peru	1.7
South Africa	1.7
Bahrain	1.5
South Korea	1.5
United States	1.5
Dominican Republic	1.3
Kazakhstan	1.2
Oman	1.1
Other[2]	10.2
Derivatives[3]	0.2
Cash Equivalents[4]	0.4
Other Assets and Liabilities—Net[5]	3.3
TOTAL	100.0%
1	This table depicts the Fund’s exposure to various countries through its investment in foreign fixed-income securities along with the Fund’s holdings of cash equivalents and other assets and liabilities. With respect to foreign fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund’s Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer’s head office, the jurisdiction of the Issuer’s incorporation, the location of the principal trading market for the Issuer’s securities or the country from which a majority of the Issuer’s revenue is derived.
2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statements of Assets and Liabilities for information regarding the Fund’s foreign cash position.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2020 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—67.2%
		Air Transportation—0.1%
$600,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	$511,500
800,000		Gol Finance, Sr. Unsecd. Note, 144A, 7.000%, 1/31/2025	408,000
		TOTAL	919,500
		Airport—0.3%
1,000,000		Aeropuerto Internacional de Tocumen SA, 144A, 6.000%, 11/18/2048	1,020,000
466,000		Mexico City Airport Trust, 144A, 3.875%, 4/30/2028	390,088
603,000		Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	508,691
500,000		Mexico City Airport Trust, Sec. Fac. Bond, REGS, 4.250%, 10/31/2026	453,800
		TOTAL	2,372,579
		Automotive—0.8%
1,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 3.500%, 11/2/2026	947,185
1,075,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.750%, 4/6/2023	1,136,432
975,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.875%, 4/7/2025	1,037,965
1,300,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 6.375%, 4/8/2030	1,397,789
1,000,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 4.750%, 1/23/2025	883,750
		TOTAL	5,403,121
		Banking—12.5%
2,800,000		Akbank TAS, 144A, 7.200%, 3/16/2027	2,570,540
2,500,000		Akbank TAS, Sub. Note, REGS, 6.797%, 4/27/2028	2,135,340
2,000,000	[1]	Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 9/26/2023	1,840,724
2,500,000	[1]	Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2022	2,459,662
2,300,000		Alfa Bank (Alfa Bond), Sub. Deb., 144A, 5.950%, 4/15/2030	2,216,717
2,000,000		Axiata SPV2 Bhd, Sr. Unsecd. Note, Series EMTN, 4.357%, 3/24/2026	2,175,400
1,160,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	1,066,156
700,000		BBVA Bancomer SA Mexico, Sub. Deb., 144A, 5.875%, 9/13/2034	616,245
500,000		BBVA Bancomer SA Texas, Sub. Note, REGS, 6.750%, 9/30/2022	520,975
900,000		Banco Bradesco SA, Sub., REGS, 5.750%, 3/1/2022	923,634
750,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 4.500%, 1/10/2025	705,000
450,000		Banco Davivienda S A, REGS, 5.875%, 7/9/2022	449,757
1,500,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	1,506,915
1,130,000		Banco de Credito del Peru, REGS, 6.125%, 4/24/2027	1,195,935
400,000		Banco de Credito del Peru, Sr. Unsecd. Note, 144A, 2.700%, 1/11/2025	391,260
700,000		Banco de Credito E Inversiones, Sr. Unsecd. Note, REGS, 3.500%, 10/12/2027	688,911
700,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	701,750
1,000,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2025	980,630
1,000,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 4.750%, 3/20/2024	988,150
300,000		Banco do Estado do Rio Grande do Sul SA, Sub., 144A, 7.375%, 2/2/2022	308,865
700,000		Banco General SA, Sr. Unsecd. Note, 144A, 4.125%, 8/7/2027	693,007
500,000		Banco Internacional del Peru SAA Interbank, Sr. Unsecd. Note, 144A, 3.250%, 10/4/2026	480,480
800,000		Banco Internacional del Peru SAA Interbank, Unsecd. Note, 144A, 3.375%, 1/18/2023	805,840
500,000		Banco Mercantil Del Nort, Jr. Sub. Note, 144A, 5.750%, 10/4/2031	457,700
500,000		Banco Reservas Rep Domin, 144A, 7.000%, 2/1/2023	481,880
250,000		Banco Reservas Rep Domin, REGS, 7.000%, 2/1/2023	240,940
700,000		Bancolombia S.A., Sub., 4.875%, 10/18/2027	620,102
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$1,000,000		Bangkok Bank Public Co. Ltd. (HK), Sub. Deb., 144A, 3.733%, 9/25/2034	$896,658
2,630,000		Bank of China Ltd., 144A, 5.000%, 11/13/2024	2,869,806
5,600,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	6,110,613
1,200,000		Caixa Economica Federal, 144A, 3.500%, 11/7/2022	1,184,460
231,428		Cielo USA, Inc., Sr. Unsecd. Note, 144A, 3.750%, 11/16/2022	223,330
1,000,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, 144A, 4.700%, 1/29/2025	952,505
800,000		DBS Group Holdings Ltd., Sr. Sub., 144A, 4.520%, 12/11/2028	843,688
2,000,000	[1]	DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.750%, 1/20/2021	1,950,232
500,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	431,253
500,000		Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	460,000
3,300,000		Export-Import Bank of India, Sr. Unsecd. Note, 144A, 3.875%, 2/1/2028	3,265,706
900,000		Global Bank Corp., Sr. Unsecd. Note, 144A, 4.500%, 10/20/2021	899,775
500,000	[1]	Grupo Financiero Santander Mexico SAB de CV, Jr. Sub. Deb., 8.500%, 1/20/2022	492,500
732,625		Halyk Savings Bank of Kazakhstan JSC, Sr. Unsecd. Note, REGS, 5.500%, 12/21/2022	715,987
2,500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	2,717,882
1,900,000	[1]	Industrial Bank of Korea, Jr. Sub. Deb., REGS, 3.900%, 7/31/2022	1,869,125
850,000		Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	857,012
1,000,000		Itau Unibanco Holding SA, Sr. Unsecd. Note, 144A, 3.250%, 1/24/2025	973,750
1,300,000		Itau Unibanco Holding SA, Sub., REGS, 5.500%, 8/6/2022	1,335,750
1,000,000		Kasikornbank Public Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.256%, 7/12/2023	1,023,990
1,000,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, 144A, 5.373%, 2/13/2022	977,450
800,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	744,000
1,700,000		Multibank, Inc., Sr. Unsecd. Note, 144A, 4.375%, 11/9/2022	1,668,210
1,300,000	[1]	NBK Tier 1 Financing 2 Ltd., Jr. Sub. Deb., 144A, 4.500%, 11/27/2025	1,199,354
2,000,000		National Bank of Abu Dhabi, Jr. Sub. Note, 5.250%, 12/17/2068	1,868,600
400,000		Pampa Energia SA, Sr. Unsecd. Note, 144A, 7.500%, 1/24/2027	242,220
400,000		Pampa Energia SA, Sr. Unsecd. Note, REGS, 7.375%, 7/21/2023	263,920
1,500,000		Shinhan Bank, Sub., 144A, 3.875%, 3/24/2026	1,571,516
1,732,000		Shinhan Bank, Sub., REGS, 3.750%, 9/20/2027	1,804,474
300,000	[1]	Shinhan Financial Group Co. Ltd., Jr. Sub. Note, 5.875%, 8/13/2023	310,425
1,800,000		Sibur Securities DAC, Sr. Unsecd. Note, 144A, 3.450%, 9/23/2024	1,820,232
800,000		SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	670,864
3,800,000		SovCo Capital Partners BV, Sub. Deb., 144A, 8.000%, 4/7/2030	3,714,728
2,000,000		State Bank India/London, Sr. Unsecd. Note, 144A, 4.375%, 1/24/2024	2,036,128
300,000		TBC Bank JSC, Sr. Unsecd. Note, 144A, 5.750%, 6/19/2024	284,250
1,500,000		Talent Yield Investments, Sr. Unsecd. Note, REGS, 4.500%, 4/25/2022	1,567,423
600,000		Turkiye Sinai Kalkinma Bankasi AS, Sr. Unsecd. Note, 144A, 6.000%, 1/23/2025	553,022
1,000,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 5.250%, 2/5/2025	904,735
1,700,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	1,718,598
3,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	2,588,250
1,600,000		Woori Bank, Jr. Sub. Deb., 144A, 5.250%, 11/16/2068	1,603,719
300,000		Woori Bank, Jr. Sub. Deb., REGS, 5.000%, 6/10/2045	299,450
500,000		Woori Bank, Sub. Note, 144A, 4.750%, 4/30/2024	529,003
500,000		Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, 144A, 8.250%, 10/15/2024	511,601
		TOTAL	87,748,709
		Beverage & Tobacco—0.4%
1,000,000		Central American Bottling Corp., Sr. Unsecd. Note, REGS, 5.750%, 1/31/2027	990,000
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Beverage & Tobacco—continued
$850,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	$847,958
700,000		Embotelladora Andina S.A., Sr. Unsecd. Note, REGS, 5.000%, 10/1/2023	742,118
		TOTAL	2,580,076
		Broadcast Radio & TV—0.1%
200,000		Globo Communicacoes Part, Sr. Unsecd. Note, 144A, 5.125%, 3/31/2027	187,672
430,000		Grupo Televisa S.A., Sr. Note, 8.500%, 3/11/2032	584,279
		TOTAL	771,951
		Building & Development—0.1%
1,000,000		Rutas 2 & 7 Finance Ltd., 144A, 0.001%, 9/30/2036	621,100
		Business Equipment & Services—0.4%
2,500,000		GNL Quintero SA, Sr. Unsecd. Note, REGS, 4.634%, 7/31/2029	2,608,375
		Cable & Wireless Television—0.2%
1,300,000		VTR Finance BV, REGS, 6.875%, 1/15/2024	1,300,533
		Chemicals & Plastics—3.1%
1,450,000		Alpek Sa De Cv, Sr. Unsecd. Note, 144A, 4.250%, 9/18/2029	1,264,908
1,500,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/31/2030	1,218,750
700,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 5.875%, 1/31/2050	551,775
2,100,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 3.500%, 7/19/2022	2,115,213
4,200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	4,321,765
2,500,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.875%, 3/14/2025	2,678,450
3,300,000		Groupe Office Cherifien des Phosphates SA, 144A, 6.875%, 4/25/2044	3,951,750
700,000		LG Chem Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/15/2029	722,065
1,800,000		Mexichem SA de CV, 144A, 4.875%, 9/19/2022	1,819,890
600,000		Mexichem SA de CV, Sr. Unsecd. Note, 144A, 5.500%, 1/15/2048	562,416
2,000,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	1,349,000
400,000		Sociedad Quimica Y Minera de Chile, Sr. Unsecd. Note, 144A, 4.250%, 5/7/2029	400,844
400,000		Sociedad Quimica Y Minera de Chile, Sr. Unsecd. Note, 144A, 4.375%, 1/28/2025	411,324
		TOTAL	21,368,150
		Conglomerates—0.5%
1,000,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, 144A, 6.950%, 3/14/2026	969,106
2,600,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	2,519,676
		TOTAL	3,488,782
		Consumer Products—0.3%
2,400,000		Fomento Economico Mexicano, SA de C.V., Sr. Unsecd. Note, 3.500%, 1/16/2050	2,325,929
		Finance—2.8%
2,000,000	[1]	CNRC Capitale Ltd., Sr. Unsecd. Note, 3.900%, 6/2/2022	1,970,000
2,500,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,834,477
1,200,000		Corp Financi De Desarrol, Sub. Note, 144A, 5.250%, 7/15/2029	1,203,792
900,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.375%, 2/4/2030	758,835
800,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.750%, 9/26/2022	795,640
1,000,000		Gruposura Finance, Sr. Unsecd. Note, 144A, 5.500%, 4/29/2026	1,012,110
4,300,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	4,366,030
2,000,000		ICD Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 5.000%, 2/1/2027	1,964,720
400,000		Latam Finance Ltd., Sr. Unsecd. Note, 144A, 6.875%, 4/11/2024	168,000
900,000		MDC-GMTN BV, Sr. Unsecd. Note, 144A, 3.700%, 11/7/2049	870,440
3,000,000		Ooredoo International Finance Ltd., Sr. Unsecd. Note, REGS, 3.750%, 6/22/2026	3,157,500
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Finance—continued
$650,000		SURA Asset Management SA, Sr. Unsecd. Note, 144A, 4.375%, 4/11/2027	$638,372
		TOTAL	19,739,916
		Financial Intermediaries—1.3%
1,600,000	[1]	ADIB Capital Invest 2 Ltd., Jr. Sub. Note, 7.125%, 9/20/2023	1,608,000
300,000		Cimpor Financial Operations, 144A, 5.750%, 7/17/2024	128,310
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.250%, 6/3/2021	1,507,215
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.625%, 11/22/2021	1,525,758
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 5.000%, 11/19/2025	1,591,165
1,000,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	983,330
1,500,000		Ooredoo International Finance Ltd., Sr. Unsecd. Note, REGS, 5.000%, 10/19/2025	1,667,468
		TOTAL	9,011,246
		Food Products—1.8%
300,000		BRF-Brasil Foods SA, 144A, 3.950%, 5/22/2023	284,943
1,400,000		BRF-Brasil Foods SA, Sr. Unsecd. Note, 144A, 4.875%, 1/24/2030	1,215,200
400,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	407,150
2,800,000	[1]	Grupo Bimbo S.A.B. de CV, Sub., 144A, 5.950%, 4/17/2023	2,820,720
2,400,000		JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,351,160
1,800,000		JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 7.000%, 1/15/2026	1,875,510
1,000,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2029	1,057,110
500,000		Marfrig Holding Europe BV, Sr. Unsecd. Note, 144A, 7.000%, 3/15/2024	491,250
700,000		Minerva Luxembourg SA, Sr. Unsecd. Note, 144A, 5.875%, 1/19/2028	647,885
400,000		Minerva Luxembourg SA, Sr. Unsecd. Note, 144A, 6.500%, 9/20/2026	390,840
300,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/6/2029	279,870
1,000,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	970,000
		TOTAL	12,791,638
		Food Services—0.8%
1,700,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 6.875%, 1/19/2025	1,640,840
2,425,000		MHP Lux SA, Sr. Unsecd. Note, 144A, 6.250%, 9/19/2029	2,061,444
2,000,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	1,865,680
		TOTAL	5,567,964
		Forest Products—0.4%
500,000		Inversiones CMPC SA, Sr. Unsecd. Note, 144A, 4.375%, 5/15/2023	507,263
500,000		Klabin Finance SA, Sr. Unsecd. Note, 144A, 4.875%, 9/19/2027	478,925
700,000		Suzano Austria GmbH, Sr. Unsecd. Note, 144A, 7.000%, 3/16/2047	712,915
1,400,000		Suzano Austria GmbH, Sr. Unsecd. Note, 5.000%, 1/15/2030	1,327,690
		TOTAL	3,026,793
		Government Agency—0.1%
700,000		Nacional Financiera, SNC, Sr. Unsecd. Note, REGS, 3.375%, 11/5/2020	692,811
180,000		Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 8.750%, 2/8/2025	71,100
400,000		Provincia De Mendoza, Sr. Unsecd. Note, 144A, 8.375%, 5/19/2024	164,000
		TOTAL	927,911
		Health Care—0.0%
400,000		Medco Bell Pte Ltd., Term Loan—1st Lien, 144A, 6.375%, 1/30/2027	241,487
		Insurance—0.1%
400,000		Kyobo Life Insurance Co Ltd., Sub., REGS, 3.950%, 1/24/2069	398,000
		Metals & Mining—3.4%
200,000		CSN Islands XI Corp., Sr. Unsecd. Note, 144A, 6.750%, 1/28/2028	131,750
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Metals & Mining—continued
$800,000	CSN Resources SA, Sr. Unsecd. Note, 144A, 7.625%, 2/13/2023	$632,160
1,000,000	Chinalco Capital Holdings Ltd., Sr. Unsecd. Note, 4.000%, 8/25/2021	1,001,497
1,000,000	Cia Brasileira de Alumin, Sr. Unsecd. Note, REGS, 6.750%, 4/5/2021	1,017,250
750,000	Codelco, Inc., Sr. Unsecd. Note, 144A, 3.150%, 1/14/2030	727,140
4,650,000	Codelco, Inc., Sr. Unsecd. Note, 144A, 4.250%, 7/17/2042	4,514,446
600,000	GTL Trade Finance, Inc., Sr. Unsecd. Note, 144A, 7.250%, 4/16/2044	665,160
200,000	GTL Trade Finance, Inc., Sr. Unsecd. Note, REGS, 5.893%, 4/29/2024	203,400
500,000	GUSAP III L.P., Sr. Unsecd. Note, 144A, 4.250%, 1/21/2030	456,575
300,000	Gerdau Trade, Inc., Sr. Unsecd. Note, 144A, 4.875%, 10/24/2027	294,630
500,000	Indonesia Asahan Alumini, Sr. Unsecd. Note, REGS, 5.710%, 11/15/2023	512,061
700,000	JSW Steel Ltd., Sr. Unsecd. Note, 5.250%, 4/13/2022	626,500
2,000,000	MMK International Capital Designated Activity Co., Sr. Unsecd. Note, 144A, 4.375%, 6/13/2024	2,081,500
500,000	Metinvest BV, Sr. Unsecd. Note, 144A, 7.750%, 10/17/2029	326,610
720,000	Metinvest BV, Sr. Unsecd. Note, REGS, 7.750%, 4/23/2023	512,748
2,500,000	Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	2,718,135
1,000,000	OCP S.A., Sr. Unsecd. Note, REGS, 5.625%, 4/25/2024	1,074,534
2,200,000	PT Indonesia Asahan Aluminium Tbk, Sr. Unsecd. Note, 144A, 6.530%, 11/15/2028	2,392,500
400,000	Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 5.375%, 9/26/2024	162,000
1,200,000	Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, REGS, 3.150%, 9/16/2024	1,196,432
300,000	VM Holding S.A., Sr. Unsecd. Note, 144A, 5.375%, 5/4/2027	278,130
1,026,000	Vale Overseas Ltd., Sr. Unsecd. Note, 6.250%, 8/10/2026	1,129,267
400,000	Vedanta Resources PLC, REGS, 8.250%, 6/7/2021	215,700
800,000	Volcan Compania Minera S.A.A., 144A, 5.375%, 2/2/2022	604,568
	TOTAL	23,474,693
	Oil & Gas—17.6%
300,000	ADES International Holding PLC, Sec. Fac. Bond, REGS, 8.625%, 4/24/2024	232,560
367,000	AI Candelaria Spain SLU, Sr. Secd. Note, 144A, 7.500%, 12/15/2028	335,658
700,000	Abu Dhabi Crude Oil Pipeline, 144A, 4.600%, 11/2/2047	751,671
800,000	BPRL, International Singapore, Sr. Unsecd. Note, Series EMTN, 4.375%, 1/18/2027	760,466
1,400,000	CNOOC Finance 2013, Ltd., 3.300%, 9/30/2049	1,427,471
3,000,000	CNOOC Finance 2013, Ltd., 4.250%, 5/9/2043	3,515,485
3,000,000	CNOOC Finance 2014 ULC, 4.250%, 4/30/2024	3,237,108
1,100,000	CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 3.750%, 5/2/2023	1,155,088
1,250,000	CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 4.375%, 5/2/2028	1,423,044
200,000	Ecopetrol SA, Sr. Unsecd. Note, 4.125%, 1/16/2025	191,800
1,300,000	Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	1,343,901
1,500,000	Empresa Nacional del Petroleo, Sr. Unsecd. Note, 144A, 4.375%, 10/30/2024	1,511,034
1,000,000	Equate Petrochemical BV, Sr. Unsecd. Note, REGS, 4.250%, 11/3/2026	973,981
1,000,000	Gaz Capital SA, Sr. Unsecd. Note, REGS, 4.950%, 2/6/2028	1,079,650
1,000,000	Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, REGS, 4.950%, 3/23/2027	1,077,676
500,000	Geopark Ltd., Sr. Unsecd. Note, 144A, 5.500%, 1/17/2027	320,630
1,100,000	Hunt Oil Co. of Peru, Sr. Unsecd. Note, 144A, 6.375%, 6/1/2028	857,615
1,500,000	Indian Oil Corp. Ltd., Sr. Unsecd. Note, 4.750%, 1/16/2024	1,503,358
1,100,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, REGS, 4.750%, 4/19/2027	1,070,520
6,000,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, REGS, 5.750%, 4/19/2047	6,033,720
400,000	Koc Holding A.S., Sr. Unsecd. Note, 144A, 6.500%, 3/11/2025	394,040
1,000,000	Korea Gas Corp., Sr. Unsecd. Note, REGS, 3.125%, 7/20/2027	1,058,450
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$250,000	Medco Platinum Road Pte. Ltd., 144A, 6.750%, 1/30/2025	$156,250
157,510	Odebrecht Drill VIII/IX, 144A, 6.350%, 12/1/2021	128,924
2,300,000	Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	2,262,556
400,000	PT Pertamina (Persero), Sr. Unsecd. Note, 144A, 3.100%, 8/25/2030	372,993
1,400,000	PTTEP Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 3.903%, 12/6/2059	1,335,054
2,500,000	Pemex Project Funding Master Trust, Company Guarantee, 6.625%, 6/15/2035	1,775,000
1,950,000	Pertamina Persero PT, Sr. Unsecd. Note, REGS, 5.625%, 5/20/2043	2,007,787
500,000	Perusahaan Gas Negara PT, Sr. Unsecd. Note, REGS, 5.125%, 5/16/2024	517,081
2,558,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 144A, 5.093%, 1/15/2030	2,339,675
1,250,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	1,218,750
7,050,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 5.750%, 2/1/2029	6,759,187
2,000,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.250%, 3/17/2024	2,037,600
1,950,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 6/5/2115	1,842,750
1,800,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	1,759,500
2,000,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.299%, 1/27/2025	1,955,380
2,455,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	2,386,505
300,000	Petroleos del Peru SA, Sr. Unsecd. Note, 144A, 4.750%, 6/19/2032	293,133
1,000,000	Petroleos Mexicanos, 3.500%, 1/30/2023	887,500
2,100,000	Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 5.950%, 1/28/2031	1,531,530
3,362,000	Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 6.490%, 1/23/2027	2,743,896
4,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 6.840%, 1/23/2030	3,142,400
5,300,000	Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 6.950%, 1/28/2060	3,749,485
5,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 7.690%, 1/23/2050	3,699,500
1,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	960,000
1,500,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	1,308,750
4,150,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	2,781,869
4,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	3,264,000
6,850,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	4,808,700
2,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	1,665,000
2,400,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	1,800,024
5,170,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	3,469,070
3,860,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	3,024,310
308,541	Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	311,627
200,000	Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	218,155
700,000	Promigas SA ESP / Gases del Pacifico SAC, Sr. Unsecd. Note, 144A, 3.750%, 10/16/2029	635,670
500,000	Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	352,030
1,000,000	Reliance Industries Ltd., Sr. Unsecd. Note, 144A, 3.667%, 11/30/2027	1,006,462
1,900,000	Rosneft Oil Co., 144A, 4.199%, 3/6/2022	1,938,874
600,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.250%, 4/16/2039	619,181
500,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	510,184
2,000,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, REGS, 3.500%, 4/16/2029	2,014,151
1,400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	1,472,133
1,500,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, REGS, 4.100%, 4/28/2045	1,736,347
2,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	2,267,982
3,000,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 4/12/2047	3,593,370
1,000,000	Southern Gas Corridor CJSC, Unsecd. Note, 144A, 6.875%, 3/24/2026	1,047,552
200,000	Tecpetrol S.A., Sr. Unsecd. Note, 144A, 4.875%, 12/12/2022	157,960
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$1,400,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 3.500%, 10/17/2049	$1,185,856
1,000,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 5.375%, 11/20/2048	1,123,727
1,000,000	Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2025	740,660
900,000	Transport de Gas Peru, 144A, 4.250%, 4/30/2028	926,649
1,100,000	Transprtdra De Gas Intl, Sr. Unsecd. Note, 144A, 5.550%, 11/1/2028	1,153,196
1,500,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	789,375
215,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 10/6/2026	201,950
500,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 6.950%, 7/21/2027	226,055
420,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.500%, 6/27/2029	198,282
1,450,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	649,818
	TOTAL	123,316,331
	Paper Products—0.4%
375,000	Fibria Overseas Finance, Sr. Unsecd. Note, 4.000%, 1/14/2025	360,938
400,000	Fibria Overseas Finance, Sr. Unsecd. Note, 5.250%, 5/12/2024	404,548
1,800,000	Klabin Austria GmbH, Sr. Unsecd. Note, 144A, 7.000%, 4/3/2049	1,755,000
	TOTAL	2,520,486
	Pharmaceuticals—0.5%
1,000,000	Inretail Pharma SA, Sr. Unsecd. Note, 144A, 5.375%, 5/2/2023	1,012,300
3,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	2,771,850
	TOTAL	3,784,150
	Rail Industry—0.1%
200,000	Georgian Railway JSC, Sr. Unsecd. Note, REGS, 7.750%, 7/11/2022	197,000
551,954	Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	502,284
	TOTAL	699,284
	Real Estate—5.0%
2,000,000	ALdar Sukuk Ltd., Sr. Unsecd. Note, 4.750%, 9/29/2025	2,073,440
1,500,000	China Evergrande Group, Sec. Fac. Bond, 6.250%, 6/28/2021	1,438,125
3,575,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	3,818,670
3,300,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	3,395,129
4,300,000	Country Garden Holdings Co., 4.750%, 1/17/2023	4,246,941
500,000	DIFC Sukuk Ltd., Sr. Unsecd. Note, 4.325%, 11/12/2024	506,216
1,400,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	1,279,390
1,000,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 4/10/2022	939,153
2,000,000	Esic Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	1,890,000
2,500,000	Franshion Brilliant Ltd., Sr. Unsecd. Note, 3.600%, 3/3/2022	2,489,325
2,500,000	Franshion Brilliant Ltd., Sub. Note, 5.750%, 7/17/2068	2,124,955
2,200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	2,199,054
5,000,000	Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	5,133,518
2,100,000	Shimao Property Holdings Ltd., Sr. Unsecd. Note, 4.750%, 7/3/2022	2,119,403
1,511,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	1,494,384
	TOTAL	35,147,703
	Retailers—1.0%
2,000,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, REGS, 8.750%, 10/30/2022	1,975,000
1,100,000	Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, REGS, 4.625%, 5/21/2023	1,031,030
3,700,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	3,977,465
	TOTAL	6,983,495
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Sovereign—0.3%
$1,500,000	KSA Sukuk Ltd., Sr. Unsecd. Note, 144A, 2.969%, 10/29/2029	$1,529,346
500,000	Kazakhstan Temir Zholy, Sr. Unsecd. Note, REGS, 6.950%, 7/10/2042	576,888
	TOTAL	2,106,234
	State/Provincial—0.4%
624,000	Brazil Minas SPE, 144A, 5.333%, 2/15/2028	624,537
1,429,000	Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	866,346
1,500,000	Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 7.875%, 6/15/2027	397,500
1,000,000	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 7.875%, 6/15/2027	265,000
700,000	Provincia De Cordoba, Sr. Unsecd. Note, 144A, 7.450%, 9/1/2024	273,007
250,000	Provincia De Cordoba, Sr. Unsecd. Note, REGS, 7.450%, 9/1/2024	97,502
	TOTAL	2,523,892
	Technology Services—3.4%
2,300,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	2,500,207
2,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	2,161,593
4,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	4,856,992
2,000,000	Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	2,093,836
2,600,000	Baidu, Inc., Sr. Unsecd. Note, 3.625%, 7/6/2027	2,727,846
1,500,000	Baidu, Inc., Sr. Unsecd. Note, 3.875%, 9/29/2023	1,567,110
2,000,000	Baidu, Inc., Sr. Unsecd. Note, 4.375%, 3/29/2028	2,206,767
1,300,000	Tencent Holdings Ltd., 144A, 3.975%, 4/11/2029	1,467,815
500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	540,278
2,500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.800%, 2/11/2025	2,694,667
1,300,000	Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,278,973
	TOTAL	24,096,084
	Telecommunications & Cellular—2.9%
500,000	America Movil S.A.B. de C.V., 3.125%, 7/16/2022	512,315
800,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, REGS, 5.375%, 9/27/2022	790,528
1,200,000	Comcel Trust, REGS, 6.875%, 2/6/2024	1,206,000
257,000	Digicel Group One Ltd., 144A, 8.250%, 12/30/2022	154,200
243,000	Digicel Group Two Ltd., Sr. Unsecd. Note, 144A, 8.250%, 9/30/2022	12,150
750,000	Digicel International Finance Ltd., 144A, 8.750%, 5/25/2024	698,437
500,000	Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2023	221,300
3,500,000	GTH Finance B.V., Sr. Unsecd. Note, REGS, 7.250%, 4/26/2023	3,833,585
1,500,000	HTA Group Ltd., Sr. Unsecd. Note, 144A, 9.125%, 3/8/2022	1,483,500
1,000,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	925,000
800,000	Liquid Telecommunications Financing PLC, Sec. Fac. Bond, 144A, 8.500%, 7/13/2022	693,360
650,000	Millicom International Cellular S.A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	640,023
500,000	Millicom International Cellular S.A., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2026	509,150
380,000	Oi S.A., Sr. Unsecd. Note, 10.000%, 7/27/2025	285,874
1,800,000	Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	1,547,384
1,000,000	Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	859,658
2,600,000	Saudi Telecom Co., Sr. Unsecd. Note, 144A, 3.890%, 5/13/2029	2,723,500
900,000	Telefon Celular Del Paraguay, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2027	882,000
1,122,000	Veon Holdings BV, Sr. Unsecd. Note, 144A, 4.000%, 4/9/2025	1,163,593
1,000,000	Veon Holdings BV, Sr. Unsecd. Note, REGS, 4.000%, 4/9/2025	1,037,070
	TOTAL	20,178,627
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Transportation—0.3%
$1,000,000		CAR, Inc., Sr. Unsecd. Note, 8.875%, 5/10/2022	$507,540
500,000		DP World Crescent Ltd., Sr. Unsecd. Note, 144A, 4.848%, 9/26/2028	483,375
850,000		Empresa De Transporte ME, Sr. Unsecd. Note, 144A, 5.000%, 1/25/2047	904,060
		TOTAL	1,894,975
		Utilities—5.8%
1,000,000		ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	980,000
400,000		Adani Green Energy UP Ltd., Sec. Fac. Bond, 144A, 6.250%, 12/10/2024	392,140
1,300,000		Azure Power Energy Ltd., 144A, 5.500%, 11/3/2022	1,251,250
750,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 3.625%, 2/4/2025	683,925
450,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 4.625%, 2/4/2030	389,588
1,100,000		Colbun SA, Sr. Unsecd. Note, 144A, 3.950%, 10/11/2027	1,165,010
1,500,000		Comision Federal de Electricidad, Sr. Note, REGS, 4.875%, 5/26/2021	1,518,375
300,000		Consorcio Transmantaro S.A., Sr. Unsecd. Note, 144A, 4.700%, 4/16/2034	310,008
1,300,000		Empresa Electrica Cochra, 144A, 5.500%, 5/14/2027	1,260,220
800,000		Empresas Public Medelllin, Sr. Unsecd. Note, REGS, 4.250%, 7/18/2029	758,320
515,000		Enersis Americas SA, Sr. Unsecd. Note, 4.000%, 10/25/2026	530,249
1,600,000		Engie Energia Chile SA, Sr. Unsecd. Note, 144A, 3.400%, 1/28/2030	1,558,816
1,200,000		Engie Energia Chile SA, Sr. Unsecd. Note, 144A, 4.500%, 1/29/2025	1,262,231
1,700,000		Eskom Holdings Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	1,527,844
4,000,000		Eskom Holdings Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	2,950,000
1,400,000		Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	1,324,750
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	537,634
900,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	953,897
1,200,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.125%, 4/4/2026	755,640
240,325		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	246,297
1,050,000		Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,001,280
750,000		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	716,687
1,500,000		NTPC Ltd., Sr. Unsecd. Note, Series EMTN, 4.500%, 3/19/2028	1,499,911
250,000		Neerg Energy Ltd., Sr. Secd. Note, 144A, 6.000%, 2/13/2022	230,119
2,500,000		Perusahaan Listrik Negara PT, Sr. Unsecd. Note, 144A, 4.125%, 5/15/2027	2,499,000
2,500,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, REGS, 7.390%, 12/2/2024	2,955,398
200,000		Rio Energy SA / UGEN SA/ UENSA SA, 144A, 6.875%, 2/1/2025	78,002
2,000,000		Saudi Electricity Global Sukuk Co. 4, Sr. Unsecd. Note, 4.723%, 9/27/2028	2,211,500
1,000,000		Saudi Electricity Global, Sr. Unsecd. Note, REGS, 5.060%, 4/8/2043	1,063,279
3,000,000		State Grid Overseas Investment 2016 Ltd., 144A, 3.500%, 5/4/2027	3,277,085
2,400,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	2,783,287
177,117	[2,3]	Stoneway Capital Corp., Term Loan—1st Lien, 144A, 10.000%, 3/1/2027	27,898
1,300,000		Termocandelaria Power, Sr. Unsecd. Note, 144A, 7.875%, 1/30/2029	1,267,500
800,000		Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	786,973
		TOTAL	40,754,113
		TOTAL CORPORATE BONDS (IDENTIFIED COST $474,375,464)	470,693,827
		FOREIGN GOVERNMENTS/AGENCIES—29.0%
		Banking—0.1%
500,000		Banque Centrale de Tunisia International Bond, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	418,266
		Corporate—0.1%
1,000,000		1MDB Global Investments Ltd., Sr. Unsecd. Note, REGS, 4.400%, 3/9/2023	894,968
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—28.8%
$3,300,000		Abu Dhabi, Government of, Sr. Unsecd. Note, 144A, 3.125%, 4/16/2030	$3,506,910
1,800,000		Abu Dhabi, Government of, Sr. Unsecd. Note, 144A, 3.125%, 9/30/2049	1,724,400
2,000,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	870,000
2,100,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 5/8/2048	895,091
4,206,114	[3,4]	Argentina, Government of, Note, Series NY, 8.280%, 12/31/2033	1,451,151
1,500,000	[3,4]	Argentina, Government of, Sr. Unsecd. Note, 4.625%, 1/11/2023	420,015
3,000,000	[3,4]	Argentina, Government of, Sr. Unsecd. Note, 5.625%, 1/26/2022	829,500
7,100,000	[3,4]	Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	1,785,721
500,000	[3,4]	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 4/22/2021	142,750
8,130,000	[3,4]	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/11/2048	1,890,306
4,105,000	[3,4]	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	1,026,291
2,250,000	[3,4]	Argentina, Government of, Sr. Unsecd. Note, 7.125%, 6/28/2117	518,625
5,000,000	[3,4]	Argentina, Government of, Sr. Unsecd. Note, 7.500%, 4/22/2026	1,325,050
1,800,000	[3,4]	Argentina, Government of, Sr. Unsecd. Note, 7.625%, 4/22/2046	441,018
2,450,000	[3,4]	Argentina, Government of, Sr. Unsecd. Note, 8.000%, 10/8/2020	661,500
5,200,000		Argentina, Government of, Sr. Unsecd. Note, Series NY, 3.750%, 12/31/2038	1,619,800
1,000,000		Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	994,012
3,800,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	3,682,884
2,300,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	2,288,500
1,000,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	994,012
2,350,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	2,355,875
2,000,000		Brazil, Government of, Sr. Unsecd. Note, 4.625%, 1/13/2028	2,067,020
6,000,000		Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	5,385,000
2,300,000		Brazil, Government of, Unsecd. Note, 4.500%, 5/30/2029	2,255,219
800,000		Cameroon, Government of, Sr. Unsecd. Note, 144A, 9.500%, 11/19/2025	684,000
2,400,000		Costa Rica, Government of, 144A, 5.625%, 4/30/2043	1,680,024
260,000		Costa Rica, Government of, Sr. Unsecd. Note, 144A, 6.125%, 2/19/2031	209,950
300,000		Costa Rica, Government of, Sr. Unsecd. Note, 144A, 7.158%, 3/12/2045	231,000
1,400,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 7.158%, 3/12/2045	1,078,000
1,000,000		Dominican Republic, Government of, 144A, 5.875%, 4/18/2024	965,000
3,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	3,068,500
4,800,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.850%, 1/27/2045	4,164,000
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	453,750
500,000		Dubai, Government of, Series EMTN, 5.250%, 1/30/2043	483,476
1,250,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 7.875%, 1/23/2028	354,700
2,000,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 7.875%, 3/27/2025	570,000
300,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 8.750%, 6/2/2023	93,000
2,000,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 8.875%, 10/23/2027	570,020
600,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 9.500%, 3/27/2030	171,000
2,300,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 10.750%, 1/31/2029	658,398
2,100,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 8.875%, 10/23/2027	598,521
300,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 9.625%, 6/2/2027	85,128
EGP 38,000,000	[5]	Egypt Treasury Bill, Unsecd. Deb., Series 273D, 12.500%, 11/3/2020	2,271,762
EGP 32,900,000	[5]	Egypt Treasury Bill, Unsecd. Deb., Series 273D, 13.750%, 8/25/2020	2,011,429
EUR 1,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	1,374,922
$800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	711,274
2,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	2,369,780
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$2,800,000	Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	$2,509,343
3,000,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	2,754,000
2,000,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 7.600%, 3/1/2029	1,895,824
1,000,000	El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.124%, 1/20/2050	755,000
2,200,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	1,738,000
1,000,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.750%, 1/24/2023	860,000
1,300,000	Ethiopia, Government of, Sr. Unsecd. Note, REGS, 6.625%, 12/11/2024	1,125,800
1,300,000	Gabon, Government of, Sr. Secd. Note, 144A, 6.625%, 2/6/2031	920,770
1,300,000	Ghana, Government of, Sr. Unsecd. Note, 144A, 7.875%, 2/11/2035	976,950
1,500,000	Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	1,559,775
300,000	Guatemala, Government of, REGS, 4.875%, 2/13/2028	302,250
725,000	Guatemala, Government of, Sr. Unsecd. Note, 144A, 5.375%, 4/24/2032	748,563
600,000	Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/1/2050	626,100
1,000,000	Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.375%, 6/5/2027	990,000
500,000	Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.750%, 6/6/2022	512,000
500,000	Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	481,250
102,000	Hungary, Government of, 6.375%, 3/29/2021	105,917
1,400,000	Indonesia, Government of, Sr. Unsecd. Note, 4.200%, 10/15/2050	1,399,953
IDR 56,000,000,000	Indonesia, Government of, Sr. Unsecd. Note, Series FR80, 7.500%, 6/15/2035	3,576,471
EUR 738,000	Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	656,060
$1,000,000	Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	859,120
855,000	Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	743,850
2,500,000	Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	2,240,625
1,950,000	Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	1,803,715
2,000,000	Kenya, Government of, REGS, 6.875%, 6/24/2024	1,831,000
1,500,000	Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	1,337,310
1,700,000	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 10/4/2022	267,750
1,000,000	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	157,500
MXN 37,000,000	Mexico, Government of, Series M, 6.500%, 6/10/2021	1,553,245
MXN 91,500,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	3,764,367
$1,000,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	755,000
1,500,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	1,222,164
2,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	1,522,832
2,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	1,527,888
1,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 5.375%, 3/8/2027	764,338
2,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	1,404,160
700,000	Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	605,360
1,100,000	Panama, Government of, Sr. Unsecd. Note, 3.870%, 7/23/2060	1,146,750
200,000	Panama, Government of, Sr. Unsecd. Note, 4.000%, 9/22/2024	211,302
526,000	Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	465,510
1,000,000	Peru, Government of, Sr. Unsecd. Note, 2.392%, 1/23/2026	1,015,000
PEN 3,000,000	Peru, Government of, Sr. Unsecd. Note, 5.350%, 8/12/2040	845,283
$1,500,000	Philippines, Government of, Sr. Unsecd. Note, 3.000%, 2/1/2028	1,578,997
1,400,000	Qatar, Government of, Sr. Unsecd. Note, 144A, 4.400%, 4/16/2050	1,591,884
2,000,000	Qatar, Government of, Sr. Unsecd. Note, 144A, 4.817%, 3/14/2049	2,405,568
4,500,000	Qatar, Government of, Sr. Unsecd. Note, 144A, 5.103%, 4/23/2048	5,602,500
1,000,000	Qatar, Government of, Sr. Unsecd. Note, REGS, 4.000%, 3/14/2029	1,109,580
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$300,000		Romania, Government of, REGS, 4.375%, 8/22/2023	$311,367
RUB 141,000,000		Russia, Government of, Series 6212, 7.050%, 1/19/2028	2,042,802
$400,000		Russia, Government of, Sr. Unsecd. Note, REGS, 4.250%, 6/23/2027	433,059
1,000,000		Russia, Government of, Sr. Unsecd. Note, REGS, 5.250%, 6/23/2047	1,237,810
1,400,000		Russian Federation, Sr. Unsecd. Note, REGS, 4.375%, 3/21/2029	1,545,320
2,000,000		Saudi Arabia, Government of, 144A, 5.250%, 1/16/2050	2,267,940
2,000,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 2.750%, 2/3/2032	1,925,160
600,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/17/2025	640,500
3,660,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.375%, 4/16/2029	4,076,508
4,800,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 4/22/2060	4,779,120
4,500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.250%, 10/26/2026	4,640,625
3,200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/4/2028	3,352,000
2,000,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 10/26/2046	2,070,400
2,500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.625%, 10/4/2047	2,617,295
1,500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 5.000%, 4/17/2049	1,655,277
200,000		Senegal, Government of, Unsecd. Note, 144A, 6.250%, 5/23/2033	175,140
300,000		Serbia, Government of, REGS, 7.250%, 9/28/2021	314,145
ZAR 32,000,000		South Africa, Government of, Series R209, 6.250%, 3/31/2036	1,084,798
$2,075,000		South Africa, Government of, Sr. Unsecd. Note, 5.750%, 9/30/2049	1,618,666
1,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 5.750%, 4/18/2023	595,000
1,500,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 7.550%, 3/28/2030	854,867
500,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/3/2025	288,758
900,000		State of Israel, Sr. Unsecd. Note, 3.875%, 7/3/2050	995,490
3,400,000		Turkey, Government of, 3.250%, 3/23/2023	3,135,072
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	723,850
1,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.125%, 3/25/2022	1,185,000
2,800,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	2,324,000
3,300,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	3,143,250
400,000		Turkey, Government of, Sr. Unsecd. Note, 5.625%, 3/30/2021	402,000
1,700,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	1,291,551
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	1,375,800
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	1,815,200
1,340,000		Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	1,314,079
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 8.000%, 2/14/2034	1,012,500
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2022	1,905,000
3,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2023	2,842,500
3,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	2,827,428
5,800,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	5,408,500
1,505,000	[3]	Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 0.000%, 5/31/2040	1,110,741
2,000,000		Uruguay, Government of, Sr. Unsecd. Note, 4.975%, 4/20/2055	2,255,020
4,653,000		Venezuela, Government of, 7.000%, 3/31/2038	372,240
6,920,000	[2]	Venezuela, Government of, 8.250%, 10/13/2024	553,600
2,000,000		Venezuela, Government of, 9.250%, 5/7/2028	160,000
		TOTAL	201,494,286
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $230,827,529)	202,807,520
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—0.4%
2,455,412	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[6] (IDENTIFIED COST $2,453,129)	$2,456,395
	TOTAL INVESTMENT IN SECURITIES—96.6% (IDENTIFIED COST $707,656,122)[7]	675,957,742
	OTHER ASSETS AND LIABILITIES - NET—3.4%[8]	24,102,969
	TOTAL NET ASSETS—100%	$700,060,711
At April 30, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date		Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
5/11/2020	Bank of America N.A.	29,550,000,000 IDR	$1,865,554	$119,456
5/28/2020	Bank of America N.A.	1,216,500 AUD	$803,877	$(11,080)
5/28/2020	JPMorgan Chase	3,132,046 CHF	$3,400,000	$(153,190)
5/28/2020	Barclays Bank PLC Wholesale	2,600,000 GBP	$3,386,524	$(111,533)
5/28/2020	Bank of New York Mellon	17,866,874 MXN	$900,000	$(161,511)
5/28/2020	Barclays Bank PLC Wholesale	5,200,000 NZD	$3,293,575	$(104,175)
5/28/2020	Bank of America N.A.	14,254,337 ZAR	$900,000	$(132,912)
6/2/2020	JPMorgan Chase	10,117,062 MXN	$425,000	$(7,177)
6/2/2020	JPMorgan Chase	10,371,982 MXN	$425,000	$3,351
6/4/2020	Bank of America N.A.	1,766,500,000 CLP	$2,083,382	$33,937
6/9/2020	BNP Paribas SA	68,000,000 THB	$2,077,443	$24,245
6/17/2020	Bank of America N.A.	712,000 EUR	$772,289	$8,623
6/17/2020	Citibank N.A.	133,560,000 MXN	$5,490,204	$13,267
6/17/2020	Citibank N.A.	156,845,000 RUB	$1,987,760	$112,334
6/17/2020	BNP Paribas SA	156,845,000 RUB	$2,133,591	$(33,497)
7/22/2020	Citibank N.A.	950,000,000 CLP	$1,107,652	$32,671
7/22/2020	BNP Paribas SA	1,411,000,000 CLP	$1,656,932	$36,748
Contracts Sold:
5/11/2020	BNP Paribas SA	29,550,000,000 IDR	$2,127,310	$142,300
5/11/2020	BNP Paribas SA	29,550,000,000 IDR	$2,145,251	$160,241
5/28/2020	JPMorgan Chase	1,216,500 AUD	$805,241	$12,445
5/28/2020	Citibank N.A.	1,618,006 CHF	$1,700,000	$22,708
5/28/2020	Barclays Bank PLC Wholesale	1,639,090 CHF	$1,700,000	$851
5/28/2020	Barclays Bank PLC Wholesale	2,600,000 GBP	$3,388,190	$113,199
5/28/2020	Bank of America N.A.	19,427,551 MXN	$900,000	$97,004
5/28/2020	Barclays Bank PLC Wholesale	2,600,000 NZD	$1,591,980	$(2,720)
5/28/2020	JPMorgan Chase	2,600,000 NZD	$1,655,799	$61,099
5/28/2020	JPMorgan Chase	14,799,310 ZAR	$900,000	$103,584
6/2/2020	Morgan Stanley	9,906,559 MXN	$425,000	$15,871
6/2/2020	Barclays Bank PLC Wholesale	10,088,438 MXN	$425,000	$8,359
6/4/2020	Bank of America N.A.	1,766,500,000 CLP	$2,160,196	$42,876
Semi-Annual Shareholder Report

Settlement Date		Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
6/9/2020	Bank of America N.A.	68,000,000 THB	$2,149,090	$47,401
6/17/2020	BNP Paribas SA	2,570,000 EUR	$2,859,125	$40,385
6/17/2020	Citibank N.A.	130,000,000 MXN	$5,450,383	$93,605
6/17/2020	BNP Paribas SA	133,560,000 MXN	$6,208,053	$704,582
6/17/2020	Citibank N.A.	3,300,000 PEN	$936,994	$(38,024)
6/17/2020	Bank of America N.A.	156,845,000 RUB	$2,026,945	$(73,148)
6/17/2020	Citibank N.A.	156,845,000 RUB	$2,080,223	$(19,870)
6/17/2020	BNP Paribas SA	25,120,000 ZAR	$1,550,010	$200,777
7/22/2020	Citibank N.A.	2,361,000,000 CLP	$2,832,973	$(1,029)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$1,402,053
At April 30, 2020, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 4/30/2020[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Capital, Inc.	Kingdom of Saudi Arabia	Buy	1.00%	6/20/2025	1.70%	$9,800,000	$330,022	$286,573	$43,449
Goldman Sachs and Co.and Morgan Stanley	Republic of Brazil	Sell	1.00%	6/20/2025	3.16%	$10,600,000	$(1,034,911)	$(1,078,493)	$43,582
Goldman Sachs and Co.	Republic of Peru	Sell	1.00%	6/20/2025	1.03%	$2,400,000	$(3,648)	$(5,961)	$2,313
Goldman Sachs and Co.	Republic of South Africa	Buy	1.00%	6/20/2025	4.37%	$5,000,000	$723,209	$773,372	$(50,163)
Citibank N.A.	Republic of Turkey	Buy	1.00%	6/20/2025	6.20%	$5,800,000	$1,204,069	$1,280,621	$(76,552)
Barclays Capital, Inc.	Sultanate of Oman	Buy	1.00%	6/20/2025	7.74%	$9,800,000	$2,483,025	$2,346,283	$136,742
TOTAL CREDIT DEFAULT SWAPS							$3,701,766	$3,602,395	$99,371
At April 30, 2020, the Fund had the following outstanding written options contracts:
Description	Notional Amount	Expiration Date	Exercise Price	Value
Bank of America USD CALL/ZAR PUT (CALL-Option)	$900,000	May 2020	$15.75	$(137,651)
Morgan Stanley USD CALL/MXN PUT (CALL-Option)	$1,700,000	May 2020	$19.90	$(302,636)
(Premiums Received $46,484)				$(440,287)
Net Unrealized Appreciation (Depreciation) on Foreign Exchange Contracts and the value of Swap Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holding during the period ended April 30, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2019	15,982,156
Purchases/Additions	193,765,558
Sales/Reductions	(207,292,302)
Balance of Shares Held 4/30/2020	2,455,412
Value	$2,456,395
Change in Unrealized Appreciation/Depreciation	$1,802
Net Realized Gain/(Loss)	$(1,306)
Dividend Income	$106,412
1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Issuer in default.
3	Non-income-producing security.
4	Subsequent to 4/30/2020, issuer was declared to be in default.
5	Discount rate at time of purchase.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $706,890,357.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$470,693,827	$—	$470,693,827
Foreign Governments/Agencies	—	202,807,520	—	202,807,520
Investment Company	2,456,395	—	—	2,456,395
TOTAL SECURITIES	$2,456,395	$673,501,347	$—	$675,957,742
Other Financial Instruments
Assets
Foreign Exchange Contracts	$—	$2,251,919	$—	$2,251,919
Swap Contracts	—	226,086	—	226,086
Written Option Contracts	—	—	—	—
Liabilities
Foreign Exchange Contracts	$—	$(849,866)	$—	$(849,866)
Swap Contracts	—	(126,715)	—	(126,715)
Written Option Contracts	—	(440,287)	—	(440,287)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$1,061,137	$—	$1,061,137
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CHF	—Swiss Franc
CJSC	—Closed Joint Stock Company
CLP	—Chilean Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro Currency
GBP	—British Pound
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupee
JSC	—Joint Stock Company
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
RUB	—Russian Ruble
THB	—Thailand Baht
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,			Period Ended 10/31/2016[2]	Year Ended November 30,
		2019	2018	2017		2015	2014
Net Asset Value, Beginning of Period	$9.97	$9.28	$10.21	$10.24	$9.49	$9.77	$9.16
Income From Investment Operations:
Net investment income	0.26	0.54	0.51[3]	0.56[3]	0.53[3]	0.54[3]	0.54[3]
Net realized and unrealized gain (loss)	(0.91)	0.68	(0.89)	0.06	0.41	(0.82)	0.07
TOTAL FROM INVESTMENT OPERATIONS	(0.65)	1.22	(0.38)	0.62	0.94	(0.28)	0.61
Less Distributions:
Distributions from net investment income	(0.25)	(0.53)	(0.54)	(0.57)	(0.19)	—	—
Distributions from net realized gain	—	—	(0.01)	(0.08)	—	—	—
TOTAL DISTRIBUTIONS	(0.25)	(0.53)	(0.55)	(0.65)	(0.19)	—	—
Net Asset Value, End of Period	$9.07	$9.97	$9.28	$10.21	$10.24	$9.49	$9.77
Total Return[4]	(6.60)%	13.41%	(3.68)%	6.35%	9.95%	(2.86)%	6.66%
Ratios to Average Net Assets:
Net expenses	0.06%[5]	0.05%	0.05%	0.06%	0.07%[5]	0.06%	0.04%
Net investment income	5.25%[5]	5.54%	5.22%	5.54%	5.81%[5]	5.57%	5.61%
Expense waiver/reimbursement[6]	—%	—%	—%	0.00%[7]	—%	—%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$700,061	$842,908	$786,476	$761,780	$850,890	$908,905	$1,045,464
Portfolio turnover	33%	87%	109%	67%	82%	133%	124%
1	Emerging Markets Fixed Income Core Fund (the “Predecessor Fund”) was reorganized into Emerging Markets Core Fund (the “Fund”) as of the close of business on June 17, 2016. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations. As a result of reorganization, the Fund effected a 3.624 for 1 share split. As a result of the share split: (1) the number of outstanding shares increased by a factor of 3.624; and (2) since the Fund’s total number of shares outstanding increased, the net asset value per Fund Share (NAV/Share) decreased. The share split did not affect the value of the Fund’s net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated for the periods prior to the reorganization.
2	The Fund has changed its fiscal year end from November 30 to October 31. This period represents the 11-month period from December 1, 2015 to October 31, 2016.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $2,456,395 of investment in an affiliated holding* (identified cost $707,656,122)	$675,957,742
Cash	11,453,724
Cash denominated in foreign currencies (identified cost $2,294,271)	2,294,271
Due from broker (Note 2)	570,030
Income receivable	9,849,501
Income receivable from an affiliated holding*	8,559
Swaps, at value (premium paid $4,686,849)	4,740,325
Receivable for investments sold	31,233,154
Unrealized appreciation on foreign exchange contracts	2,251,919
Receivable for periodic payments from swap contracts	15,167
TOTAL ASSETS	738,374,392
Liabilities:
Payable for investments purchased	$35,250,518
Written options outstanding (premium $46,484), at value	440,287
Unrealized depreciation on foreign exchange contracts	849,866
Payable for periodic payments to swap contracts	35,467
Swaps, at value (premium received $1,084,454)	1,038,559
Income distribution payable	556,683
Accrued expenses (Note 5)	142,301
TOTAL LIABILITIES	38,313,681
Net assets for 77,221,811 shares outstanding	$700,060,711
Net Assets Consist of:
Paid-in capital	$761,652,045
Total distributable earnings (loss)	(61,591,334)
TOTAL NET ASSETS	$700,060,711
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$700,060,711 ÷ 77,221,811 shares outstanding, no par value, unlimited shares authorized	$9.07
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Interest	$21,122,803
Dividends (including $106,412 received from an affiliated holding* and net of foreign taxes withheld of $83,830)	22,582
TOTAL INCOME	21,145,385
Expenses:
Administrative fee (Note 5)	$1,378
Custodian fees	64,455
Transfer agent fee	30,174
Directors'/Trustees' fees (Note 5)	3,160
Auditing fees	18,249
Legal fees	4,461
Portfolio accounting fees	82,585
Share registration costs	1,195
Printing and postage	8,059
Commitment fee (Note 8)	18,092
Miscellaneous (Note 5)	3,539
TOTAL EXPENSES	235,347
Net investment income	20,910,038
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(1,306) on sales of investments in an affiliated holding*)	(6,773,213)
Net realized loss on foreign currency transactions	(246,883)
Net realized loss on foreign exchange contracts	(239,184)
Net realized loss on futures contracts	(1,902,906)
Net realized gain on written options	136,222
Net realized gain on swap contracts	1,506,553
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $1,802 on investments in an affiliated holding*)	(62,806,211)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	9,311
Net change in unrealized depreciation of foreign exchange contracts	1,598,415
Net change in unrealized appreciation of futures contracts	(235,543)
Net change in unrealized appreciation of written options	(396,994)
Net change in unrealized depreciation of swap contracts	242,567
Net realized and unrealized loss on investments, futures contracts, written options, foreign exchange contracts, swap contracts and foreign currency transactions	(69,107,866)
Change in net assets resulting from operations	$(48,197,828)
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,910,038	$46,501,815
Net realized gain (loss)	(7,519,411)	1,865,088
Net change in unrealized appreciation/depreciation	(61,588,455)	56,594,070
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(48,197,828)	104,960,973
Distributions to Shareholders	(20,863,088)	(45,412,522)
Share Transactions:
Proceeds from sale of shares	64,885,658	283,097,860
Net asset value of shares issued to shareholders in payment of distributions declared	16,926,262	35,398,643
Cost of shares redeemed	(155,597,944)	(321,613,281)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(73,786,024)	(3,116,778)
Change in net assets	(142,846,940)	56,431,673
Net Assets:
Beginning of period	842,907,651	786,475,978
End of period	$700,060,711	$842,907,651
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Emerging Markets Core Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses.
Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
The primary investment objective of the Fund is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
Effective April 24, 2020, the name of the Trust changed From Federated Core Trust to Federated Hermes Core Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. Prior to June 20, 2016, as a partnership, the Fund was not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund’s income, gain, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund). As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities, may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into interest rate swap contracts seek to manage country, duration, security and market risks. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The Fund uses credit default swaps to seek to manage country, duration, security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at April 30, 2020 is $13,000,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $35,242,857. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and manage currency and duration risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At April 30, 2020, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $26,490,159. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase yield, income and return, and to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $359,048 and $781,709, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Option Contracts
The Fund buys or sells put and call options to seek to increase return. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The average market value of purchased put options held by the Fund throughout the period was $207. This is based on amounts held as of each month end throughout the six-month period.
Semi-Annual Shareholder Report

The average market value of written put and call options held by the Fund throughout the period was $10,688 and $146,249, respectively. This is based on amounts held as of each month-end throughout the six-month period. Written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments. At April 30, 2020, the Fund had no outstanding purchased option contracts.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$2,251,919	Unrealized depreciation on foreign exchange contracts	$849,866
Credit contracts	Swaps, at value	4,740,325	Swaps, at value	1,038,559
Equity contracts		—	Written option contracts outstanding, at value	440,287
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$6,992,244		$2,328,712
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Option Contracts[1]	Written Option Contracts	Total
Interest rate contracts	$—	$(1,902,906)	$—	$—	$—	$(1,902,906)
Foreign exchange contracts	—	—	(239,184)	(7,065)	136,222	(110,027)
Credit contracts	1,506,553	—	—	—	—	1,506,553
TOTAL	$1,506,553	$(1,902,906)	$(239,184)	$(7,065)	$136,222	$(506,380)
1	The net realized loss on Purchased Option Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Written Option Contracts	Total
Interest rate contracts	$—	$(235,543)	$—	$—	$(235,543)
Foreign exchange contracts	—	—	1,598,415	(396,994)	1,201,421
Credit contracts	242,567	—	—	—	242,567
TOTAL	$242,567	$(235,543)	$1,598,415	$(396,994)	$1,208,445
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of April 30, 2020, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$4,740,325	$(723,209)	$(866,824)	$3,150,292
Foreign Exchange Contracts	2,251,919	(592,336)	—	1,659,583
TOTAL	$6,992,244	$(1,315,545)	$(866,824)	$4,809,875

Transaction	Gross Liability/ Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$1,038,559	$(723,209)	$—	$315,350
Foreign Exchange Contracts	849,866	(592,336)	—	257,530
Written Options Contracts	440,287	—	—	440,287
TOTAL	$2,328,712	$(1,315,545)	$—	$1,013,167
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes capital stock activity:
	Six Months Ended 4/30/2020	Year Ended 10/31/2019
Shares sold	7,013,207	29,366,893
Shares issued to shareholders in payment of distributions declared	1,748,397	3,651,245
Shares redeemed	(16,121,215)	(33,201,814)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(7,359,611)	(183,676)
4. FEDERAL TAX INFORMATION
At April 30, 2020, the cost of investments for federal tax purposes was $706,890,357. The net unrealized appreciation of investments for federal tax purposes was $29,871,478. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,781,151 and net unrealized depreciation from investments for those securities having an excess of cost over value of $53,652,629. The amounts presented are inclusive of derivative contracts.
At October 31, 2019, the Fund had a capital loss carryforward of $22,863,703 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$15,808,986	$7,054,717	$22,863,703
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Certain of the Fund’s assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2020, the Sub-Adviser earned a fee of $597,374.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the six months ended April 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,074,563 and $3,536,961, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of April 30, 2020, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2020, were as follows:
Purchases	$256,777,592
Sales	$324,311,504
7. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance. The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2020, the Fund had no outstanding loans. During the six months ended April 30, 2020, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. SUBSEQUENT EVENT
Effective May 26, 2020, the Fund’s broad-based securities market index changed from the Bloomberg Barclays Emerging Markets USD Aggregate Index to the Bloomberg Barclays Emerging Markets Seasoned ex Aggregate/Eurodollar Index.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual	$1,000	$934.00	$0.29
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.57	$0.30
1	Expenses are equal to the Fund’s annualized net expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
EMERGING MARKETS CORE FUND (THE “FUND”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated Funds and a limited number of other accredited investors.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, it or its affiliates (collectively, “Federated”) may receive compensation for managing assets invested in the Fund.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser and subadviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute Federated Fund trades.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the
Semi-Annual Shareholder Report

Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, sub-adviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
The Board was informed by the Adviser that, for the periods covered by the CCO Fee Evaluation Report, the Fund outperformed its benchmark index for the three-year period and underperformed its benchmark index for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates
Semi-Annual Shareholder Report

frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Emerging Markets Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N887

Q453026 (6/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date June 22, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2020